SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                                    Variable Separate Account

                                              and

                            FIRST SUNAMERICA LIFE INSURANCE COMPANY
                                  FS Variable Separate Account

                                        Supplement to the

                      POLARIS PREFERRED SOLUTION VARIABLE ANNUITY PROSPECTUS
                                         DATED SEPTEMBER 6, 2011


The following prospectus provisions are replaced in the STATE CONTRACT AVAILABILITY AND/OR VARIABILITY chart:

PROSPECTUS           AVAILABILITY OR VARIATION         STATES
PROVISION

Purchase Payment     The Purchase Payment Age Limit    Kentucky
Age Limitation       is the later of three years       Minnesota
                     after contract issue or the       Oklahoma
                     Owner's 63rd birthday.            Texas

                     If you elected the Early Access
                     feature, the Purchase Payment
                     Age Limit is the later of six
                     years after contract issue or
                     the Owner's 66th birthday.

                     If you elected the Polaris
                     Rewards feature, the Purchase
                     Payment Age Limit is the later
                     of one year after contract
                     issue or the Owner's
                     61st birthday.



Withdrawal           The Withdrawal Charge Schedule    Kentucky
Charge               if you elect Polaris Rewards      Ohio
                     is as follows:                    Maryland
                     9%, 8%, 7.5%, 6.5%, 5.5%,         Mississippi
                     4.5%, 4%, 3%, 2%, 0%              Minnesota
                                                       Texas





Dated:  September 6, 2011










                           Please keep this Supplement with your Prospectus


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